Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
U.S. federal statutory tax rate			21.00%	24.00%
Accumulated interest related to unrecognized tax benefits			$ 91,000	$ 4,000
Undistributed profits			$ 1,093,000	180,000
Open tax year	2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020		2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019
Income tax expense (benefit)	$ (589,000)	$ 79,000	$ 2,273,000	$ 1,424,000
Solutions Infini
Income Taxes [Line Items]
Undistributed earnings and profits by foreign subsidiary	2,100,000		5,000,000
Undistributed profits	0		0
Expected tax expense due to undistributed earnings	$ 321,000		757,000
United States | Federal
Income Taxes [Line Items]
Net operating loss carryforwards			11,600,000
Net operating loss carryforwards, subjects to expiration			5,400,000
Net operating loss carryforwards, indefinite life			$ 6,200,000
United States | Federal | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year			2026
United States | Federal | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year			2037
United States | State
Income Taxes [Line Items]
Net operating loss carryforwards			$ 11,700,000
Net operating loss carryforwards, subjects to expiration			10,100,000
Net operating loss carryforwards, indefinite life			$ 1,600,000
United States | State | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year			2037
United States | State | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year			2039
Switzerland
Income Taxes [Line Items]
Net operating loss carryforwards			$ 1,600,000
Switzerland | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year			2023
Switzerland | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year			2026